Lease Liabilities - Schedule of Lease Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Lease Liabilities [Abstract]
Current	$ 87,632	$ 80,916
Non-current		87,632
Total lease liabilities	$ 87,632	$ 168,548